Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets and Liabilities
Non-capital tax loss carry-forwards	$ 18,692	$ 24,677
Interests in resource properties	(59,864)	(62,418)
Other assets	(5,655)	(7,251)
Other liabilities	(11,015)	(10,267)
Net	(57,842)	(55,259)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	9,619	10,856
Deferred income tax liabilities	(67,461)	(66,115)
Net	$ (57,842)	$ (55,259)